Consolidated Balance Sheets(USD ($))	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 3,162,316		$ 7,397,025
Accounts receivable, net (note 3(c))	135,497		287,155
Tax credit recoverable (note 2(g))	201,020		0
Prepaid expenses	65,972		64,252
Total current assets	3,564,805		7,748,432
Property and equipment, net (note 4)	162,434		207,301
Total assets	3,727,239		7,955,733
Liabilities and Shareholders' Equity
Accounts payable	165,587		217,539
Accrued liabilities (note 5)	331,164		281,011
Deferred revenue (note 13)	133,950		284,583
Total current liabilities	630,701		783,133
Shareholders' equity:
Unlimited common shares Issued and outstanding: 43,496,847 (43,009,347 - 2011) common shares (note 7)	85,907,548		85,848,861
Additional paid-in capital	20,001,774		19,755,623
Share purchase warrants (note 7)	26,373	[1]	39,318	[1]
Deficit	(101,318,436)		(96,950,481)
Accumulated other comprehensive income:
Cumulative translation adjustment	(1,520,721)		(1,520,721)
Total shareholders' equity	3,096,538		7,172,600
Total liabilities and shareholders' equity	$ 3,727,239		$ 7,955,733

[1]	These compensation warrants exclude the options issued under our share option plan (note 12).